Adjusting items included in taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Adjusting Items Included in Taxation [Abstract]
Adjusting items in taxation	£ 36	£ 10
Tax on adjusting items	£ (151)	£ (8)